UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10387

Tax Managed Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Tax-Managed Value Portfolio                                                                                                         as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	200,000	$15,630,000
Northrop Grumman Corp.	200,000	14,188,000
United Technologies Corp.	100,000	6,802,000
		$36,620,000
Air Freight & Logistics — 0.6%
FedEx Corp.	75,000	$8,280,000
		$8,280,000
Auto Components — 0.7%
BorgWarner, Inc.	125,000	$8,567,500
		$8,567,500
Biotechnology — 0.5%
Amgen, Inc.(1)	100,000	$7,037,000
		$7,037,000
Capital Markets — 6.5%
Franklin Resources, Inc.	75,000	$8,933,250
Goldman Sachs Group, Inc.	150,000	31,824,000
Lehman Brothers Holdings, Inc.	260,000	21,382,400
Merrill Lynch & Co., Inc.(2)	250,000	23,390,000
		$85,529,650
Chemicals — 1.1%
Air Products and Chemicals, Inc.	190,000	$14,185,400
		$14,185,400
Commercial Banks — 5.2%
Marshall & Ilsley Corp.	125,000	$5,882,500
TCF Financial Corp.	300,000	7,614,000
U.S. Bancorp	200,000	7,120,000
Wachovia Corp.	400,000	22,600,000
Wells Fargo & Co.	700,000	25,144,000
		$68,360,500
Communications Equipment — 1.1%
Nokia Oyj ADR	625,000	$13,812,500
		$13,812,500
Computer Peripherals — 4.6%
Hewlett-Packard Co.	650,000	$28,132,000
International Business Machines Corp.	250,000	24,787,500
NCR Corp.(1)	160,000	7,582,400
		$60,501,900

Diversified Financial Services — 6.7%
Bank of America Corp.	575,000	$30,233,500
Citigroup, Inc.	550,000	30,321,500
J.P.Morgan Chase & Co.(2)	550,000	28,011,500
		$88,566,500
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	700,000	$26,341,000
Verizon Communications, Inc.	600,000	23,112,000
Windstream Corp.	258,481	3,846,197
		$53,299,197
Electric Utilities — 4.6%
Entergy Corp.	200,000	$18,570,000
Exelon Corp.	400,000	23,996,000
FPL Group, Inc.	325,000	18,411,250
		$60,977,250
Energy Equipment & Services — 2.1%
GlobalSantaFe Corp.	150,000	$8,701,500
Halliburton Co.	250,000	7,385,000
Transocean, Inc.(1)	150,000	11,605,500
		$27,692,000
Food & Staples Retailing — 2.4%
Safeway, Inc.(2)	400,000	$14,412,000
Wal-Mart Stores, Inc.(2)	350,000	16,691,500
		$31,103,500
Food Products — 1.7%
Nestle SA	60,000	$21,972,968
		$21,972,968
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	350,000	$15,522,500
		$15,522,500
Household Durables — 0.6%
Lennar Corp., Class A(2)	150,000	$8,157,000
		$8,157,000
Household Products — 1.1%
Kimberly-Clark Corp.	200,000	$13,880,000
		$13,880,000
Insurance — 7.9%
Allstate Corp.	100,000	$6,016,000
American International Group, Inc.	350,000	23,957,500
AON Corp.	325,000	11,654,500
Chubb Corp.	125,000	6,505,000
Hartford Financial Services Group, Inc.	250,000	23,727,500

MetLife, Inc.	100,000	$6,212,000
Progressive Corp.	200,000	4,638,000
St. Paul Travelers Cos., Inc.	400,000	20,340,000
		$103,050,500
Machinery — 3.1%
Caterpillar, Inc.	200,000	$12,814,000
Deere & Co.	200,000	20,056,000
Eaton Corp.	100,000	7,835,000
		$40,705,000
Media — 2.8%
Time Warner, Inc.	1,000,000	$21,870,000
Walt Disney Co.	425,000	14,947,250
		$36,817,250
Metals & Mining — 2.4%
Alcoa, Inc.	325,000	$10,497,500
Phelps Dodge Corp.	170,000	21,012,000
		$31,509,500
Multiline Retail — 2.3%
J.C. Penney Company, Inc.(2)	300,000	$24,372,000
Target Corp.	100,000	6,136,000
		$30,508,000
Multi-Utilities — 1.6%
Dominion Resources, Inc.	250,000	$20,740,000
		$20,740,000
Oil, Gas & Consumable Fuels — 11.2%
Apache Corp.	200,000	$14,594,000
Chevron Corp.	300,000	21,864,000
ConocoPhillips	350,000	23,243,500
Exxon Mobil Corp.	400,000	29,640,000
Marathon Oil Corp.	100,000	9,034,000
Occidental Petroleum Corp.	500,000	23,180,000
Peabody Energy Corp.	300,000	12,249,000
Valero Energy Corp.	250,000	13,570,000
		$147,374,500
Paper and Forest Products — 1.1%
Weyerhaeuser Co.	200,000	$15,000,000
		$15,000,000
Pharmaceuticals — 6.6%
Abbott Laboratories	250,000	$13,250,001
Johnson & Johnson	300,000	20,040,000
Merck & Co., Inc.	200,000	8,950,000

Pfizer, Inc.	775,000	$20,336,000
Wyeth	485,000	23,963,850
		$86,539,851
Real Estate Investment Trusts (REITs) — 3.3%
AMB Property Corp.	110,000	$6,693,500
AvalonBay Communities, Inc.	100,000	14,836,000
General Growth Properties, Inc.	100,000	6,152,000
Host Hotels & Resorts, Inc.	275,000	7,279,250
Public Storage, Inc.(2)	75,000	8,157,000
		$43,117,750
Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.	250,000	$20,090,000
		$20,090,000
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(2)	514,995	$5,618,595
		$5,618,595
Specialty Retail — 0.9%
Home Depot, Inc.	175,000	$7,129,500
TJX Companies, Inc.	150,000	4,435,500
		$11,565,000
Thrifts & Mortgage Finance — 1.4%
Washington Mutual, Inc.(2)	400,000	$17,836,000
		$17,836,000
Tobacco — 2.3%
Altria Group, Inc.	350,000	$30,586,500
		$30,586,500
Wireless Telecommunication Services — 1.2%
Alltel Corp.(2)	250,000	$15,322,500
		$15,322,500
Total Common Stocks (identified cost $797,687,505)		$1,280,446,311

Short-Term Investments — 7.5%

	Shares /Interest
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30%, 2/1/07(3)(4)	$68,690	$68,689,834
Investment in Cash Management Portfolio, 4.73% (3)	29,885	29,885,228
Total Short-Term Investments (at amortized cost, $98,575,062)		$98,575,062
Total Investments — 105.1% (identified cost $896,262,567)		$1,379,021,373
Other Assets, Less Liabilities — (5.1)%		$(67,152,071)
Net Assets — 100.0%		$1,311,869,302

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at January 31, 2007.
(3)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of January 31, 2007.

(4)

The amount invested in “Eaton Vance Cash Collateral Fund, LLC” represents cash collateral recieved for securities on loan as of January 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2007, the Portfolio loaned securities having a market value of $66,447,204 and received $68,689,834 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at January 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$897,707,855
Gross unrealized appreciation	$482,312,598
Gross unrealized depreciation	(999,080)
Net unrealized appreciation	$481,313,518

The unrealized depreciation on foreign currency at January 31, 2007 on federal income tax was $5,604.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 16, 2007

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer and Principal Financial Officer

Date:	March 16, 2007